As filed with the Securities and Exchange Commission on January 29, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21650

ASA GOLD AND PRECIOUS METALS LIMITED
Three Canal Plaza, Suite 600
Portland, ME  04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1 – November 30

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report and Financial Statements
November 30, 2020
A Closed-End Fund
Specializing in Gold and Other
Precious Metals Investments

ASA Gold and Precious Metals Limited
Table of Contents
Annual Report and Financial Statements
November 30, 2020
Letter to Shareholders (Unaudited) 2
Forward-looking statements 4
10-Year performance returns (Unaudited) 5
Certain investment policies and restrictions (Unaudited) 6
Report of Independent Registered Public Accounting Firm 7
Schedule of investments 8
Portfolio statistics (Unaudited) 11
Statement of assets and liabilities 12
Statement of operations 13
Statements of changes in net assets 14
Notes to financial statements 15
Financial highlights 23
Certain tax information for U.S. shareholders (Unaudited) 24
Dividend reinvestment and stock purchase plan (Unaudited) 24
Privacy notice (Unaudited) 25
Form N-PX/proxy voting (Unaudited) 25
Form N-PORT/portfolio holdings (Unaudited) 25
Share repurchase (Unaudited) 25
Board of directors and officers (Unaudited) 26

Dear Shareholder,
First, we hope that everyone is safe and has been able to manage their health in this tumultuous time.
During 2020, gold continued the strength we saw in 2019 with a number of distinct moves throughout the year. The backdrop was the Federal Reserve’s (the “Fed”) lowering of the Fed Funds rate to near zero in response to the economic collapse surrounding Covid-19. At the beginning of the year, the gold price had already begun its rise, but sold off in
March with the rest of the global markets as investors appeared to indiscriminately reprice just about any asset lower.
Over the summer, the price of gold peaked at $2,063.54 in August of 2020 from a low of $1,471.4 in March 2020, an increase of $591.84, the largest intra-calendar year dollar increase we have seen in the gold market.
Gold increased 21.4% during the fiscal year ended November 30, 2020, while the ASA Gold and Precious Metals
Limited (“ASA”, the “Fund” or the “Company”) reported a total return of 62.5% based on its net asset value (“NAV”), compared to a total return of 29.4% for the NYSE Arca Gold Miners Index (the “Index).
1
Total return of ASA’s share price
for the fiscal year was 63.4%. At fiscal year-end, total net assets of ASA were $464 million, an increase of $178 million as compared to fiscal year-end 2019.
The Company’s average expense ratio dropped to 1.02% during the 2020 fiscal year from 1.38% during fiscal year 2019 due to investment performance and the corresponding increase in assets. The lower expense ratio also reflects the first full year after the transition to external management and other changes, notably a new administrator. For the new fiscal year, Merk Investments (“Merk”), the Fund’s investment adviser, proactively agreed to a scaled decrease in investment adviser fees on an asset level basis above $300 million in net assets.
Separately, investment income decreased to $1.3 million during fiscal year 2020 from $2.4 million during 2019, which was primarily due to portfolio allocation away from the larger capitalization companies to exploration and development companies that are less likely to pay dividends.
The discount at which ASA’s shares traded in the market fluctuated during the year from a high of 19.9% to a low of
8.1% and ended the fiscal year at 17.2%. The Board of Directors of ASA and Merk monitor the Company’s share price and discount to NAV on an ongoing basis.
The portfolio repositioning that started in 2019 with Merk becoming the Company’s adviser, was essentially completed by the middle of 2020, with the bulk of it changed before the market sell off in March. The Fund sold off in conjunction with the commodity price sell off in March, but from the lows of March has shown the leverage to the gold price that we anticipated: from the lows of March through the end of the fiscal year, the Fund’s share price and NAV each more than doubled, versus the Index that was up by 66.5% (and ASA’s old benchmark was up 58.6% during the same period).
It is still our opinion that the gold price has a supportive environment, and it is in this context that the Fund is positioned to show leverage to the upside. As we expect policy makers to remain concerned about the ramifications of COVID-19 on the global economy for some time even with a vaccine rollout, governments and reserve banks globally are likely to continue to try to “reflate” their economies with large fiscal and monetary stimuli. As a result, we anticipate our preferred reference point for the price of gold, real interest rates, to remain low as inflation expectations gradually move higher, yet nominal interest rates stay low. Additionally, we expect a continuation of the weak U.S. Dollar environment we have seen since the spring of 2019 as a side effect of these reflationary efforts.
1
ASA’s old benchmark, the FTSE Gold Mines Total Return Index, had a positive return of 31.8% during the period.

As we have stated in previous letters, the Fund has moved into a position where we believe there is better leverage to the gold price. We look for companies that will participate in the gold move, but also have catalysts that will enhance equity performance. The table below shows the breakdown by stage of company and the performance attribution for each over the last fiscal year:
Large: annual production > 1,000,000 ounces
Medium: annual production 500,000 – 1,000,000 ounces
Small: annual production < 500,000 ounces
Attribution: a measure of the relative contribution to the performance
The Fund had a number of top holdings that were driven by catalysts such as funding decisions, plant optimizations and exploration success. These catalysts were the primary drivers of Fund performance in the 4th quarter: the gold price was down 10%; the Index and old benchmark were down more than 17% while ASA’s NAV was down only 11.2% and the stock price was down 14.5%. We continue to believe the Fund is well positioned to benefit from these catalyst-driven stocks in the near future, while showing solid relative performance in down gold markets.
Furthermore, the Fund has become a source of capital for new exploration and development companies. We have participated in numerous deals in which we are the lead order in financings that combine both equity and warrants.
The size of the Fund allows us to take meaningful positions before these companies become “institutionalized” with the larger precious metals and generalist funds. Specifically, we have seen in subsequent financings, other funds have taken initial positions as the companies have shown further proof of their exploration or development concepts.
Through relationships developed over the years, we believe that Merk has now become one of the first stops when an exploration or development company is looking for early-stage investments. We view this part of the investment pool similar to venture type investments with a goal to have a slightly above average success rate with a few names that will significantly outperform.
Finally, we continue to have constructive conversations with the large and mid-cap producers who have done an outstanding job of managing their operations. They continue to manage costs and their balance sheets. As a result, they are seeing large margins and generating cash in size rarely seen in the industry. Quarterly financials continue to be strong and many companies are initiating or increasing dividends throughout the year. While we continue to applaud the management teams for how they have managed their businesses, we believe that these companies must start to deal with the looming production cliff and backfill their project pipelines with exploration and development stage projects.
Companies like SSRM/Alacer and Endeavour Mining/Semafo/Teranga have been among the first to act and will likely be rewarded for their vision. We believe the ASA portfolio is well positioned to benefit from future M&A activity.
It is in this environment, that we at Merk believe ASA shareholders will continue to see the benefits of a more dynamic portfolio and further improved returns. Please reach out to us if you have any questions.
Peter Maletis, Portfolio Manager Axel Merk, Chief Investment Officer
Merk Investments LLC Merk Investments LLC

Forward-Looking Statements
Forward-looking statements
This shareholder letter includes forward-looking statements, which involve known and unknown risks, uncertainties and other factors that may cause the actual results, levels of activity, performance or achievements of the Company, or industry results, to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. The Company’s actual performance or results may differ from its beliefs, expectations, estimates, goals and projections, and consequently, investors should not rely on these forward-
looking statements as predictions of future events. Forward-looking statements are not historical in nature and generally can be identified by words such as “believe,” “anticipate,” “estimate,” “expect,” “intend,” “should,” “may,” “will,” “seek,”
or similar expressions or their negative forms, or by references to strategy, plans, goals or intentions. The absence of these words or references does not mean that the statements are not forward-looking. The Company’s performance or results can fluctuate from month to month depending on a variety of factors, a number of which are beyond the
Company’s control and/or are difficult to predict, including without limitation: the Company’s investment decisions, the performance of the securities in its investment portfolio, economic, political, market and financial factors, and the prices of gold, platinum and other precious minerals that may fluctuate substantially over short periods of time. The Company may or may not revise, correct or update the forward-looking statements as a result of new information, future events or otherwise.
The Company concentrates its investments in the gold and precious minerals sector. This sector may be more volatile than other industries and may be affected by movements in commodity prices triggered by international monetary and political developments. The Company is a non-diversified fund and, as such, may invest in fewer investments than that of a diversified portfolio. The Company may invest in smaller-sized companies that may be more volatile and less liquid than larger more established companies. Investments in foreign securities, especially those in the emerging markets, may involve increased risk as well as exposure to currency fluctuations. Shares of closed-end funds frequently trade at a discount to net asset value. All performance information reflects past performance and is presented on a total return basis. Past performance is no guarantee of future results. Current performance may differ from the performance shown.
This shareholder letter does not constitute an offer to sell or solicitation of an offer to buy any securities.

10-Year Performance Returns
Fiscal Year Total Returns
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit http://www.asaltd.com/investor-information/factsheets.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any.
The results do not reflect the effect of taxes a shareholder would pay on Company distributions or on the sale of the
Company’s common shares.
The investment return and market price will fluctuate and the Company’s common shares may trade at prices above or below NAV. The Company’s common shares, when sold, may be worth more or less than their original cost .
For more complete information about the Company, please call us directly at 1-800-432-3378, or visit the Company’s website at www.asaltd.com .
Best Quarter (NAV): Q1 2016 45.98%
Worst Quarter (NAV): Q2 2013 -34.36%
Average Annual Total Returns
For the years ended November 30, 2020 1 Year 3 Year 5 Year 10 Year
ASA Gold and Precious Metals - NAV 62.46% 24.10% 23.94% -2.90%
ASA Gold and Precious Metals - Share Price 63.39% 21.93% 23.02% -4.56%
NYSE ARCA Gold Miners Index (NTR) (1) 29.35% 16.70% 21.56% 5.64%
FTSE Gold Mines Index (1) 31.70% 17.22% 22.56% -3.81%
(1) The FTSE Gold Mines Total Return Index (“FTSE Gold Index”) encompasses gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold.
Please note that the Index is unmanaged, and does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and one cannot invest directly in the Index. The NYSE Arca Gold Miners Index
(the “Index”) is a net total return modified capitalization weighted index comprised of publicly traded companies primarily involved in the mining of gold and silver in locations around the world. The Company does not attempt to replicate the FTSE Gold Index or the Index. The FTSE Gold Index and Index do not necessarily reflect investments in other precious metals companies (e.g., silver, platinum, and diamonds) in which the Company may invest. Data about the performance of the FTSE Gold Index and Index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the FTSE Gold Index or Index and does not invest in all securities included in the FTSE
Gold Index or Index.

Certain Investment Policies and Restrictions
The following is a summary of certain of the Company’s investment policies and restrictions and is subject to the more complete statements contained in documents filed with the Securities and Exchange Commission.
The concentration of investments in a particular industry or group of industries. It is a fundamental policy (i.e., a policy that may be changed only by shareholder vote) of the Company that at least 80% of its total assets be (i)
invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion. Compliance with the percentage limitation relating to the concentration of the Company’s investments will be measured at the time of investment. If investment opportunities deemed by the
Company to be attractive are not available in the types of securities referred to above, the Company may deviate from the investment policy outlined in that paragraph and make temporary investments of unlimited amounts in securities issued by the U.S. Government, its agencies or instrumentalities or other high quality money market instruments.
The percentage of voting securities of any one issuer that the company may acquire. It is a non-fundamental policy (i.e., a policy that may be changed by the Board of Directors) of the Company that the Company shall not purchase a security if, at the time of purchase, more than 20% of the value of its total assets would be invested in securities of the issuer of such security.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of ASA Gold and Precious Metals Limited
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of ASA Gold and Precious Metals Limited (the
“Company”), including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB. We have served as the Company’s auditor since 2012.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the
Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 21, 2021

The notes to financial statements form an integral part of these statements.
Schedule of Investments
Schedule of investments
November 30, 2020
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
21,346,119 $ 2,036,985 0.4%
Bellevue Gold, Ltd.
(1)
7,666,667 7,400,448 1.6
Bellevue Gold, Ltd.
(1)
1,300,000 1,254,858 0.3
Cygnus Gold, Ltd.
(1)
6,658,721 879,810 0.2
Dacian Gold, Ltd.
(1)
13,842,639 3,403,998 0.7
Emerald Resources NL
(1)
17,125,000 7,290,952 1.6
Pantoro , Ltd.
(1)
16,000,000 2,407,684 0.5
Perseus Mining, Ltd.
(1)
11,000,000 8,962,751 1.9
Prodigy Gold NL
(1)
38,750,000 1,564,444 0.3
Westgold Resources, Ltd.
(1)
3,000,000 5,064,945 1.1
40,266,875 8.6
Canada
Adventus Mining Corp.
(1)
5,310,000 3,679,834 0.8
Agnico Eagle Mines, Ltd. 330,000 21,737,100 4.7
Alamos Gold, Inc. 1,400,000 11,578,000 2.5
Aya Gold & Silver, Inc.
(1)
2,400,000 5,303,765 1.1
B2Gold Corp. 2,250,000 12,555,000 2.7
Barrick Gold Corp. 800,000 18,512,000 4.0
Calibre Mining Corp.
(1)
11,083,000 20,140,048 4.3
Centerra Gold, Inc. 875,000 8,543,159 1.8
Corvus Gold, Inc.
(1)
2,000,000 4,881,805 1.1
Euro Sun Mining, Inc.
(1)
11,000,000 2,837,453 0.6
GoGold Resources, Inc.
(1)
2,857,140 3,256,000 0.7
Golden Star Resources, Ltd.
(1)
1,850,000 7,122,500 1.5
HighGold Mining, Inc.
(1)
3,000,000 3,811,504 0.8
K92 Mining, Inc.
(1)
1,725,000 10,400,208 2.2
Kanadario Gold, Inc.
(1)
10,843,965 10,437,327 2.3
Liberty Gold Corp.
(1)
10,256,000 13,188,204 2.8
Marathon Gold Corp.
(1)
3,501,700 7,091,300 1.5
Maverix Metals, Inc. 1,500,000 7,695,000 1.7
Mawson Gold, Ltd.
(1)
8,600,000 2,615,693 0.6
Newcore Gold, Ltd.
(1)
3,750,000 2,021,252 0.4
O3 Mining, Inc.
(1)
1,480,000 3,327,635 0.7
Orla Mining, Ltd.
(1)
8,310,000 41,399,630 8.9
Osino Resources Corp.
(1)
4,000,000 3,850,004 0.8
Prime Mining Corp.
(1)
4,475,000 5,272,003 1.1
Probe Metals, Inc.
(1)
4,725,000 5,821,206 1.3
Pure Gold Mining, Inc.
(1)
3,000,000 5,128,205 1.1
Roscan Gold Corp.
(1)
6,125,000 1,768,595 0.4
Roxgold , Inc.
(1)
7,200,000 9,147,609 2.0
Sable Resources, Ltd.
(1)
22,000,000 3,133,903 0.7
Silver Tiger Metals, Inc.
(1)
3,995,333 1,199,800 0.3
SilverCrest Metals, Inc.
(1)
250,000 2,194,502 0.5
Skeena Resources, Ltd.
(1)
2,666,667 5,112,806 1.1
Skeena Resources, Ltd.
(1)
333,333 639,100 0.1
SSR Mining, Inc.
(1)
649,200 12,017,223 2.6
SSR Mining, Inc.
(1)
500,800 9,219,728 2.0
Talisker Resources, Ltd.
(1)
6,500,000 1,501,501 0.3
Teranga Gold Corp.
(1)
405,000 4,471,933 1.0

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Thesis Gold, Inc.
(1)
2,000,000 $ 1,232,001 0.3%
Torex Gold Resources, Inc.
(1)
460,000 6,347,270 1.4
300,191,806 64.7
Cayman Islands
Endeavour Mining Corp.
(1)
798,850 18,840,976 4.1
Jersey
Royal Road Minerals, Ltd.
(1)
1,400,000 301,840 0.1
South Africa
AngloGold Ashanti, Ltd. ADR 898,420 19,468,761 4.2
Gold Fields, Ltd. ADR 1,700,000 14,807,000 3.2
Sibanye Stillwater, Ltd. ADR 273,043 3,650,585 0.8
37,926,346 8.2
Total gold mining, exploration, development and royalty companies (Cost $197,538,615) 397,527,843 85.7
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
40,000,000 2,671,942 0.6
Auteco Minerals, Ltd.
(1)
20,000,000 1,335,971 0.3
Auteco Minerals, Ltd.
(1)
10,750,750 718,135 0.2
Castile Resources, Ltd.
(1)
12,500,000 2,431,541 0.5
Predictive Discovery, Ltd.
(1)
50,000,000 2,055,340 0.5
9,212,929 2.1
Canada
Americas Gold & Silver Corp.
(1)
1,975,000 5,312,750 1.1
Americas Gold & Silver Corp.
(1)
650,000 1,731,732 0.4
Americas Gold & Silver Corp.
(1)(2)
1,071,400 2,882,066 0.6
Benchmark Metals, Inc.
(1)
7,384,615 5,401,851 1.2
Desert Gold Ventures, Inc.
(1)
13,400,000 1,444,521 0.3
Discovery Metals Corp.
(1)
4,444,444 5,715,116 1.2
Discovery Metals Corp.
(1)
1,555,556 2,000,291 0.4
Huntsman Exploration, Inc.
(1)
6,175,000 1,307,558 0.3
Integra Resources Corp.
(1)
2,679,999 8,976,666 1.9
Integra Resources Corp.
(1)
240,001 803,835 0.2
35,576,386 7.6
United Kingdom
Adriatic Metals PLC
(1)
2,500,000 3,982,222 0.8
Total diversified metals mining, exploration, development and royalty companies
(Cost $31,199,753) 48,771,537 10.5
Silver mining, exploration, development and royalty companies
Canada
Bunker Hill Mining Corp.
(1)
12,964,957 4,692,023 1.0
Millennial Silver Corp.
(1)(2)(3)
3,333,333 770,001 0.2
5,462,024 1.2
Total silver mining, exploration, development and royalty companies (Cost $3,873,981) 5,462,024 1.2
Total common shares (Cost $232,612,349 ) 451,761,404 97.4
Rights
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Expiration Date 2/22/29)
(1)(3)
393,200 173,123 0.0
Total rights (Cost $136,720) 173,123 0.0
Schedule of Investments (continued)
November 30, 2020

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Warrants
Diversified metals mining, exploration, development and royalty companies
Canada
Benchmark Metals, Inc. (Exercise Price $0.40, Exp. Date 12/18/21)
(1)(3)
5,000,000 $ 2,233,002 0.5%
Benchmark Metals, Inc. (Exercise Price $1.80, Exp. Date 8/15/22)
(1)(3)
3,692,307 142,154 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/10/23)
(1)(3)
6,700,000 0 0.0
Discovery Metals Corp. (Exercise Price $0.77, Exp. Date 5/29/22)
(1)(3)
1,454,545 974,401 0.2
Discovery Metals Corp. (Exercise Price $1.7 5, Exp. Date 8/7/22)
(1)(3)
975,000 157,658 0.0
Dundee Precious Metals, Inc. (Exercise Price $8.00, Exp. Date 5/7/21)
(1)(3)
70,000 50,127 0.0
Huntsman Exploration, Inc. (Exercise Price $0.35, Exp. Date 10/19/23)
(1)(3)
6,175,000 142,643 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $688,264) 3,699,985 0.7
Gold mining, exploration, development and royalty companies
Canada
Aya Gold & Silver, Inc. (Exercise Price $3.30, Exp. Date 9/3/23)
(1)(3)
1,200,000 609,841 0.1
Bonterra Resources, Inc. (Exercise Price $3.10, Exp. Date 8/20/21)
(1)(3)
300,000 0 0.0
Euro Sun Mining, Inc. (Exercise Price $0.39, Exp. Date 6/5/23)
(1)(3)
5,500,000 127,050 0.0
Kanadario Gold, Inc. (Exercise Price $0.80, Exp. Date 4/23/22)
(1)(3)
5,421,983 41,749 0.0
Liberty Gold Corp. (Exercise Price $0.60, Exp. Date 10/2/21)
(1)(3)
826,000 718,703 0.2
Marathon Gold Corp. (Exercise Price $1.32, Exp. Date 9/30/21)
(1)(3)
837,500 567,491 0.1
Marathon Gold Corp. (Exercise Price $1.50, Exp. Date 5/26/21)
(1)(3)
700,000 323,400 0.1
Maverix Metals, Inc. (Exercise Price $1.65, Exp. Date 12/23/21)
(1)(3)
250,000 648,726 0.2
Mawson Resources, Ltd. (Exercise Price $0.45, Exp. Date 5/20/22)
(1)(3)
4,300,000 99,330 0.0
O3 Mining, Inc. (Exercise Price $3.25, Exp. Date 6/18/22)
(1)(3)
740,000 131,054 0.0
Osino Resources Corp. (Exercise Price $1.05, Exp. Date 1/30/22)
(1)(3)
1,000,000 231,000 0.1
Osino Resources Corp. (Exercise Price $1.50, Exp. Date 7/14/21)
(1)(3)
1,000,000 38,500 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25)
(1)(3)
920,000 439,208 0.1
Probe Metals, Inc. (Exercise Price $1.30, Exp. Date 12/10/21)
(1)(3)
2,362,500 891,372 0.2
Pure Gold Mining, Inc. (Exercise Price $0.85, Exp. Date 7/18/22)
(1)(3)
1,500,000 1,605,452 0.4
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23)
(1)(3)
11,000,000 169,400 0.0
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/24/23)
(1)(3)
1,666,666 25,667 0.0
Talisker Resources, Ltd. (Exercise Price $0.70, Exp. Date 7/22/21)
(1)(3)
3,250,000 0 0.0
Thesis Gold, Inc. (Exercise Price $0.75, Exp. Date 10/29/22)
(1)(3)
2,000,000 15,400 0.0
Total gold mining, exploration, development and royalty companies (Cost $2,601,690) 6,683,343 1.5
Silver mining, exploration, development and royalty companies
Canada
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/10/23)
(1)(3)
9,500,000 585,201 0.1
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/31/23)
(1)(3)
3,464,957 213,441 0.1
Total silver mining, exploration, development and royalty companies (Cost $291,594) 798,642 0.2
Total warrants (Cost $3,581,548) 11,181,970 2.4
Investments, at value (Cost $236,330,617) 463,116,497 99.8
Cash, receivables and other assets less other liabilities 819,826 0.2
Net assets $ 463,936,323 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Restricted security.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $12,125,094 or 2.6% of net assets.
Schedule of Investments (continued)
November 30, 2020

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
November 30, 2020
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
Geographic Breakdown*
Australia 10.7%
Canada 75.9
Cayman Islands 4.1
Jersey 0.1
South Africa 8.2
United Kingdom 0.8
Cash 0.2
100.0%

The notes to financial statements form an integral part of these statements.
Statement of Assets and Liabilities
November 30, 2020
The closing price of the Company’s shares on the New York Stock Exchange was $19.91 on November 30, 2020.
Assets
Investments, at value (Cost $236,330,617) $ 463,116,497
Cash and cash equivalents 1,308,894
Foreign currency (Cost $6,155) 6,155
Dividends receivable, net of withholding taxes payable 177,150
Pr epaid
expenses
130,985
Total assets
$ 464,739,681
Liabilities
Accrued affiliate expenses 311,853
Liability for retirement benefits due to retired directors 369,792
Other expenses 121,713
Total liabilities
803,358
Net assets
$ 463,936,323
Common shares $1 par value
Authorized: 40,000,000 shares
Issued and Outstanding: 19,289,905 shares $ 19,289,905
Share premium (capital surplus) 1,372,500
Distributable earnings 443,273,918
Net assets
$ 463,936,323
Net asset value per share $ 24.05

The notes to financial statements form an integral part of these statements.
Statement of Operations
For the year ended November 30, 2020
Investment income
Dividend income (net of withholding taxes of $410,895) $ 1,285,589
Income from affiliate (Note 5) 46,743
Total investment income
1,332,332
Expenses
Lease property expense (Note 10) 228,590
Investment adviser fees 2,683,818
Fund services fees 202,614
Compliance services fees 87,631
Transfer agent fees 33,800
Custodian fees 92,584
Directors' fees and expenses 157,524
Retired directors' fees 75,000
Insurance fees 131,404
Legal fees 101,115
Audit fees 35,000
Shareholder reports and proxy expenses 45,421
Dues and listing fees 25,000
Other expenses 115,438
Total expenses 4,014,939
Change in retirement benefits due to retired directors (41,557)
Sublease revenue (Note 10) (67,851)
Net expenses
3,905,531
Net investment loss
(2,573,199)
Net realized and unrealized gain (loss) from investments and foreign currency transactions
Proceeds from sales 117,234,646
Cost of securities sold (81,958,889)
Net realized gain (loss) from investments 35,275,757
Net realized gain (loss) from foreign currency transactions
Investments 186,948
Foreign currency 802,505
Net realized gain (loss) from foreign currency transactions 989,453
Net change in unrealized appreciation (depreciation) on investments
Balance, beginning of year
82,044,496
Balance, end of year
226,785,880
Net change in unrealized appreciation (depreciation) on investments
144,741,384
Net unrealized gain (loss) on translation of assets and liabilities in foreign currency
9,506
Net realized and unrealized gain (loss) from investments and foreign currency transactions
181,016,100
Net increase in net assets resulting from operations
$ 178,442,901

The notes to financial statements form an integral part of these statements.
Statements of Changes in Net Assets
Year Ended
November 30,
2020
Year Ended
November 30,
2019
Net investment loss $ (2,573,199) $ (1,111,296)
Net realized gain (loss) 35,275,757 1,623,669
Net realized gain (loss) from foreign currency transactions 989,453 (1,143,899)
Net change in unrealized appreciation (depreciation) on investments 144,741,384 92,071,910
Net unrealized gain (loss) on translation of assets and liabilities in foreign currency 9,506 (9,365)
Net increase in net assets resulting from operations 178,442,901 91,431,019
Dividends paid/payable (385,798) (385,798)
Net increase in net assets
178,057,103 91,045,221
Net assets, beginning of year
285,879,220 194,833,999
Net assets, end of year $ 463,936,323 $ 285,879,220

Notes to Financial Statements
Year ended November 30, 2020
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The
Company is managed by Merk Investments LLC (the “Adviser”).
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. To value its warrants, the Company's valuation committee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security;
relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

Notes to Financial Statements (continued)
Year ended November 30, 2020
B. Restricted securities
At November 30, 2020, the Company held investments in restricted securities of 0.79 % of net assets valued in accordance with procedures approved by the Company’s Board of Directors as follows:
C. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Cost Issuer
Value per
Unit Value
Acquisition
Date
1,071,400 $2,142,800 Americas Gold & Silver Corp. $2.690 $2,882,066 5/7/20
3 ,333,333 763,650 Millennial Silver Corp. 0.231 770,001 11/17/20
3. Summary of significant accounting policies (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
The following is a summary of the inputs used as of November 30, 2020 in valuing the Company’s investments at fair value:
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Investment in Securities
(1)
Measurements at November 30, 2020
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 397,527,843 $ – $ – $ 397,527,843
Diversified metals mining, exploration,
development and royalty companies 48,771,537 – – 48,771,537
Silver mining, exploration, development
and royalty companies 4,692,023 – 770,001 5,462,024
Rights
Silver mining, exploration, development
and royalty companies – – 173,123 173,123
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 3,699,985 3,699,985
Gold mining, exploration, development
and royalty companies – – 6,683,343 6,683,343
Silver mining, exploration, development
and royalty companies – – 798,642 798,642
Total Investments $ 450,991,403 $ – $ 12,125,094 $ 463,116,497
(1) See schedule of investments for country classifications.
Common Stock
- Canada
Rights
- Canada
Warrants
- Canada
Balance November 30, 2019 $ - $ 1 12 , 855 $ 858 , 052
Purchases 763,650 - 2,790 , 204
Sales - - (1,247 , 989)
Realized gain (loss) - - (138)
Net change in unrealized appreciation (depreciation) 6 , 351 60 , 268 8,781 , 841
Balance November 30, 2020 $ 770 , 001 $ 173 , 123 $ 11,181 , 970
Net change in unrealized appreciation (depreciation)
from investments held as of November 30, 2020* $ 6 , 351 $ 60 , 268 $ 8,781 , 841
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at December 31, 2020 are as follows:
1
Fair valued common stocks with no public market are valued based on transaction cost and may be adjusted by the
Valuation Committee, including for subsequent known market transactions.
2
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
3
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
D. Cash and Cash Equivalents
The Company considers all money market funds and all highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. The majority of the Company’s cash and cash equivalents at November 30, 2020 consisted of a money market fund, Federated U.S. Treasury Cash Reserve Fund,
Institutional Shares.
E. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange reported by independent data providers. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The portion of the results arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. The resulting net foreign currency gain or loss is included on the Statements of Operations. Realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, fluctuation in exchange rates between the initial purchase date and subsequent sale date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid.
F. Securities Transactions and Investment Income
During the year ended November 30, 2020, sales and purchases of portfolio securities (other than temporary short-term investments) amounted to $117,234,646 and $118,040,833, respectively.
Dividend income is recorded on the ex-dividend date, net of withholding taxes or ADR fees, if any. Interest income is recognized on the accrual basis.
G. Dividends to Shareholders
Dividends to shareholders are recorded on the ex-dividend date. The reporting for financial statement purposes of dividends paid from net investment income and/or net realized gains may differ from their ultimate reporting for U.S.
federal income tax purposes, primarily because of the separate line item reporting for financial statement purposes of foreign exchange gains or losses.
H. Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. It is management’s opinion that all adjustments necessary for a fair statement of the results of the interim periods presented have been made. All adjustments are of a normal recurring nature.
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Common
Stocks
1
– Canada
$ 770,001 Transaction cost None None
Rights
2
- Canada 173,123 Market transaction Discount 70% (70%)
Warrants
3
- Canada 11,181,970 Black Scholes Method Volatility 20% - 50% (41%)
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
I. Basis of Presentation
The financial statements are presented in U.S. dollars. The Company is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standard Codification, Topic 946 “Financial Services - Investment Companies”.
J. Income Taxes
In accordance with U.S. GAAP requirements regarding accounting for uncertainties on income taxes, management has analyzed the Company’s tax positions taken on federal and state income tax returns, as applicable, for all open tax years (2017-2020). As of November 30, 2020, the Company has not recorded any unrecognized tax benefits. The
Company’s policy, if it had unrecognized benefits, is to recognize accrued interest and penalties in operating expenses.
4. Tax status of the Company
The Company is a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes and is not subject to Bermuda tax as an exempted limited liability company organized under the laws of Bermuda. Nor is the
Company generally subject to U.S. federal income tax, since it is a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; under the U.S. federal tax law that activity does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, its gross income is not subject to U.S. federal income tax, though certain types of income it earns from U.S. sources (such as dividends of U.S. payors) are subject to U.S. federal withholding tax.
5. Fees and Expenses and Other Transactions with Affiliates
Investment Adviser – Merk Investments LLC (the “Adviser”) is the investment adviser to the Company. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Company at an annual rate of 0.70% of the Company’s average daily net assets.
Other Service Providers – Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) provides fund accounting, fund administration and compliance services to the Company. The fees related to these services are included in fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Company pays Apex customary fees for its services. Apex provides a Principal Financial Officer, as well as certain additional compliance support functions.
Foreside Fund Services, LLC provides a Chief Compliance Officer to the Company.
Other Transactions with Affiliates – On March 18, 2020, the Company received a payment from an affiliate in the amount of $46,743. This amount was paid in accordance with Section 16(b) of the Securities Exchange Act of 1934, as
amended and is reflected as income on the Statement of Operations.
6. Exemptive order
The Company is a closed-end investment company and operates pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”) pursuant to Section 7(d) of the 1940 Act (the “Order”). The Order is conditioned upon, among other things, the Company complying with certain requirements relating to the custody of assets and settlement of securities transactions outside of the United States different than those required of other registered investment companies. These conditions make it more difficult for the Company to implement a flexible investment strategy and to fully achieve its desired portfolio diversification than if it were not subject to such requirements.
7. Retirement plans
The Company has recorded a liability for retirement benefits due to retired directors. The liability for these benefits at
November 30, 2020 was $ 3 69 , 792 . A director whose first election to the Board of Directors was prior to January 1, 2008 qualifies to receive retirement benefits if he has served the Company (and any of its predecessors) for at least twelve years prior to retirement. Directors first elected on or after January 1, 2008 are not eligible to participate in the plan.
8. Risks
The following discussion summarizes certain (but not all) of the principal risks associated with investing in the Company.
The Company may be subject to other risks in addition to those identified below, such as the risks associated with its tax status as a PFIC (see Note 4) and its reliance on an SEC exemptive order (see Note 6). The risk factors set forth in the following are described in no particular order and the order of the risk factors is not necessarily indicative of significance.
3. Summary of significant accounting policies (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
A. Concentration Risk
The Company invests at least 80% of its total assets in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals. The Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company’s investments are concentrated in a limited number of securities of companies involved in the holding or mining of gold and other precious minerals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.
B. Gold and Precious Metals/Minerals Risk
The Company invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
C. Foreign Securities Risk/Emerging Markets Risk
The Company’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The Company’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
D. Junior and Intermediate Mining Companies Risk
The securities of junior and intermediate exploration and development, gold and silver mining companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
E. Private Placement Risk
Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities
Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange
Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the Company may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the Company.
F. Restricted Security Risk
The Company may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Company to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Company could liquidate the security.
G. Depositary Receipts Risk
Depositary receipts risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.
H. Warrants Risk
Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the Company were not exercised by the date of its expiration, the Company would incur a loss in the amount of the cost of the warrant.
8. Risks (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
I. Market Discount from Net Asset Value
Shares of closed-end investment companies such as the Company frequently trade at a discount from their net asset value. The Company cannot predict whether its common shares will trade at, below or above net asset value.  This characteristic is a risk separate and distinct from the risk that the Company’s net asset value could decrease as a result of investment activities.
J. Valuation Risk
The Company may not be able to sell an investment at the price at which the Company has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Company to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs.
The Company’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
K. Market Events Risk
Geopolitical events, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/
or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Company invests.
Under such circumstances, the Company may have difficulty liquidating portfolio holdings, particularly at favorable prices. Also, the Company may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Company’s net asset value.
The global outbreak of COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Company’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty
9. Indemnifications
In the ordinary course of business, the Company enters into contracts that contain a variety of indemnification pro-
visions. The Company’s maximum exposure under these arrangements is unknown.
10. Operating lease commitment
In June 2017, the Company entered into a three-year operating lease agreement, commencing March 1, 2018, in San
Mateo, CA for approximately 2,500 square feet to be used as office space for its employees. The lease provides for future minimum rental payments in the aggregate amount of $57,956 as of November 30, 2020. The lease contains escalation clauses relating to the tenant’s share of insurance, operating expenses and tax expenses of the lessor.
Future minimum rental commitments under the lease are as follows:
On June 5, 2019, the Company entered into a sublease agreement for the San Mateo office space. The Company received monthly sublease revenue of $11,308. The sublessee vacated the office space in March of 2020. For the year ended November 30, 2020, the Company received $67,851 per this agreement, as presented on the accompanying
Statement of Operations.
11. Share repurchase
The Company may from time to time purchase its common shares at a discount to NAV on the open market in such amounts and at such prices as the Company may deem advisable.
12/01/2020 – 02/28/2021 5 7 , 9 56
Total $ 5 7 , 9 56
8. Risks (continued)

Notes to Financial Statements (continued)
Year ended November 30, 2020
The Company had 19,289,905 shares outstanding as of November 30, 2020 . There were no repurchases during the year ended November 30, 2020 .
12. Subsequent events
In accordance with U.S. GAAP provisions, management has evaluated the possibility of subsequent events existing in the Company’s financial statements through the date the financial statements were issued. Effective December
1, 2020, the Adviser voluntarily agreed to waive a portion of its advisory fee, equal to an annual rate of 0.05% of the
Company’s managed net assets exceeding $300 million, and an additional 0.10% of the Company’s managed net assets exceeding $500 million.
11. Share repurchase (continued)

Financial Highlights
Years ended November 30
Per share operating performance
(1)
2020 2019 2018 2017 2016
Net asset value, beginning of period
$14.82 $10.10 $12.66 $12.61 $8.33
Net investment income (loss) (0.13) (0.06) (0.07) (0.09) (0.10)
Net realized gain (loss) from investments
1.83 0.09 (0.47) (0.36) (0.79)
Net realized gain (loss) from foreign currency
transactions
0.05 (0.06) 0.01 0.01 (0.14)
Net increase (decrease) in unrealized
appreciation on investments
7.50 4.77 (2.00) 0.53 5.35
Net unrealized gain (loss) on translation of assets
and liabilities in foreign currency
0.00 0.00 0.00 0.00 0.00
Net increase (decrease) in net assets resulting
from operations
9.25 4.74 (2.53) 0.09 4.32
Dividends
From net investment income (0.02) (0.02) (0.03) (0.04) (0.04)
Net asset value, end of period $24.05 $14.82 $10.10 $12.66 $12.61
Market value per share, end of period
$19.91 $12.20 $8.66 $11.05 $10.81
Total investment return
Based on market price
(2)
63.38% 41.14% (21.39)% 2.57% 51.50%
Based on net asset value
(3)
62 . 46% 47.01% (19.97)% 0.74% 51.86%
Ratio of average net assets
Expenses 1.02% 1.38% 1.35% 1.19% 1.26%
Net investment income (loss) (0.67)% (0.44)% (0.63)% (0.65)% (0.79)%
Supplemental data
Net assets, end of period (000 omitted) $463,936 $285,879 $194,834 $244,202 $243,229
Portfolio turnover rate 31% 45% 3% 9% 10%
Shares outstanding (000 omitted) 19,290 19,290 19,290 19,290 19,290
(1) Per share amounts from operations have been calculated using the average shares method.
(2) Total investment return is calculated assuming a purchase of shares at the current market price at close the day before and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Company’s dividend reinvestment plan.
(3) Total investment return is calculated assuming a purchase of shares at the current net asset value at close the day before and a sale at the current net asset value on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Company’s dividend reinvestment plan.

Certain Tax Information for U.S. Shareholders
Certain tax information for U.S. shareholders (Unaudited)
The Company is a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. In view of this,
U.S. investors holding common shares in taxable accounts are strongly urged to review the important tax information regarding the consequences of an investment in the common shares of the Company, which may be found at www.
asaltd.com under “Investor Information | Taxpayer Information - PFIC”. Due to the complexity and potentially adverse effect of the applicable tax rules, U.S. shareholders are strongly urged to consult their own tax advisors concerning the impact of these rules on their investment in the Company and on their individual situations, and any additional informational filing requirements.
Dividend Reinvestment and Stock Purchase Plan
Dividend reinvestment and stock purchase plan (Unaudited)
Computershare Trust Company, N.A. (“Computershare”) has been authorized by the Company to offer and administer the Computershare Investment Plan, a dividend reinvestment and stock purchase plan (“CIP”) to shareholders as well as new investors or non-shareholders. Shareholders and new investors may elect to participate in the CIP by signing an enrollment form or by going to www.computershare.com/investor and following the instructions. New investors or non-shareholders must include a minimum initial investment of at least $500. Computershare as agent will apply to the purchase of common shares of the Company in the open market (i) all cash dividends (after deduction of the service charge described below) that become payable to such participant on the Company’s shares (including shares registered in his or her name and shares accumulated under the CIP) and (ii) any optional cash purchases ($50 minimum, subject to an annual maximum of $250,000) received from such participant.
Computershare may combine CIP participant purchase requests with other purchase requests received from other CIP participants and may submit the combined purchase requests in bulk to Computershare’s broker as a single purchase order. Purchase requests may be combined, at Computershare’s discretion, according to one or more factors such as purchase type (e.g., dividend reinvestment, one-time ACH, check, etc.), request date, or request delivery method (e.g., online, regular mail, etc.). Computershare will submit bulk purchase orders to its broker as and when required under the terms of the CIP. Computershare’s broker may execute each bulk purchase order in one or more transactions over one or more days, depending on market conditions. Each participant whose purchase request is included in each bulk purchase order will receive the weighted average market price of all shares purchased by Computershare’s broker for such order. Any stock dividends or split shares distributed on shares held in the CIP will be credited to the participant’s account.
A one-time $10 enrollment fee to establish a new account for a new investor or non-shareholder will be deducted from the purchase amount. For each participant, each dividend reinvestment will entail a transaction fee of 5% of the amount reinvested, up to a maximum of $3 plus $0.03 per share purchased. Each optional cash purchase by check or one-time online bank debit will entail a transaction fee of $5 plus $0.03 per share purchased. If a participant has funds automatically deducted monthly from his or her savings or checking account, for each debit the transaction fee is $2.50 plus $0.03 per share purchased. Fees will be deducted from the purchase amount. Each batch order sale will entail a transaction fee of $15 plus $0.12 per share sold. Each market order sale will entail a transaction fee of $25 plus $0.12 per share sold. Fees are deducted from the proceeds derived from the sale. All per share fees include any brokerage commissions Computershare is required to pay. Any fractional share will be rounded up to a whole share for purposes of calculating the per share fee. Additional fees are charged by Computershare for specific shareholder requests such as copies of account statements for prior years ($10 per year requested) and a returned check and ACH reject fee of $25.
Participation in the CIP may be terminated by a participant at any time by written, telephone or Internet instructions to
Computershare. Upon termination, a participant will receive a certificate for the whole number of shares credited to his or her account, unless he or she requests the sale of all or part of such shares. Dividends reinvested by a shareholder under the CIP will generally be treated for U.S. federal income tax purposes in the same manner as dividends paid to such shareholder in cash. See “Certain Tax Information for U.S. Shareholders” for more information regarding tax consequences of an investment in shares of the Company, including the effect of the Company’s status as a PFIC. The amount of the service charge is deductible for U.S. federal income tax purposes, subject to limitations.
To participate in the CIP, shareholders may not hold their shares in a “street name” brokerage account.
Additional information regarding the CIP may be obtained from Computershare, P.O. Box 505000, Louisville, KY
40233-5000. Information may also be obtained on the Internet at www.computershare.com/investor or by calling
Computershare’s Telephone Response Center at (800) 317-4445 between 9:00 a.m. and 5:00 p.m., Eastern time,
Monday through Friday.

Privacy Notice
Privacy notice (Unaudited)
The Company is committed to protecting the financial privacy of its shareholders.
We do not share any nonpublic, personal information that we may collect about shareholders with anyone, including our affiliates, except to service and administer shareholders’ share accounts, to process transactions, to comply with shareholders’ requests of legal requirements or for other limited purposes permitted by law. For example, the
Company may disclose a shareholder’s name, address, social security number and the number of shares owned to its administrator, transfer agent or other service providers in order to provide the shareholder with proxy statements, tax reporting forms, annual reports or other information about the Company. This policy applies to all of the Company’s shareholders and former shareholders.
We keep nonpublic personal information in a secure environment. We restrict access to nonpublic personal information to Company employees, agents and service providers who have a need to know the information based on their role in servicing or administering shareholders’ accounts. The Company also maintains physical, electronic and procedural safeguards to protect the confidentiality of nonpublic personal information.
Form N-PX/Proxy Voting
Form N-PX/proxy voting (Unaudited)
The company files a list of its proxy votes with the SEC for the period of July 1 - June 30 of each year on Form N-PX.
The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period are available on the Company’s website at www.asaltd.com and on the SEC’s website at www.sec.gov .
A written copy of the Company’s policies and procedures is available without charge, upon request, by calling (800)
432-3378.
Form N-PORT/Portfolio Holdings
Form N-PORT/portfolio holdings (Unaudited)
The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov . The
Company’s Forms N-PORT also may be reviewed and copied at the Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings on Form N-PORT also is included in the Company’s financial statements for the first and third quarters of each fiscal year which are available on the Company’s website at www.asaltd.com .
Share Repurchase
Share repurchase (Unaudited)
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Company is authorized to purchase its common shares in the open market if the discount to net asset value exceeds a certain threshold as determined by the Board of Directors from time to time. The Company may purchase its common shares in such amounts and at such prices as the Company may deem advisable. There can be no assurance that such action will reduce the discount.
There were no repurchases during the twelve months ended November 3 0 , 20 20 . The Company had 19,289,905 shares outstanding on November 3 0 , 20 20 .

Board of Directors and Officers of ASA Gold and Precious Metals Limited
Board of directors and officers (Unaudited)
Directors are elected at each annual general meeting of shareholders to serve until the next annual general meeting.
The address of each director and officer is c/o ASA Gold and Precious Metals Limited, Three Canal Plaza, Suite 600,
Portland, ME 04101.
Independent Directors
Other Officers
Mary Joan Hoene, (71)
Position held with the Company: Chair (non-executive)
since January 2019. Deputy Chair (non-executive)
2016 to 2018. Director since 2014.
Principal occupations during past 5 years: Counsel,
Carter Ledyard & Milburn LLP since 2010.
Other Directorships held by Director: None.
Bruce Hansen (63)
Position held with the Company: Director since 2014.
Principal occupations during past 5 years: Chief
Executive Officer, General Moly, Inc. 2007 to 2020.
Other Directorships held by Director: Director of
Energy Fuels Inc. since 2006; Director of General Moly
Inc. 2007 to 2020; Director and past Chairman (2011)
of the Nevada Mining Association 2010 to 2019.
Anthony Artabane (66)
Position held with the Company: Director since 2019.
Principal occupations during past 5 years: Managing
Member, Anthony Artabane CPA, PLLC since 2014.
Other Directorships held by Director: None.
William Donovan (61)
Position held with the Company: Director since 2020.
Principal occupations during past 5 years: President,
United States Steel and Carnegie Pension Fund, 2011
to 2017.
Other Directorships held by Director: None.
Axel Merk (51)
Position held with the Company: Chief Operating
Officer since March 2019.
Principal occupations during past 5 years: Founder,
President and Chief Investment Officer, Merk
Investments since 1994.
Karen Shaw (48)
Position held with the Company: Chief Financial
Officer since March 2019.
Principal occupations during past 5 years: Senior Vice
President, Apex Fund Services since 2019; Senior
Vice President, Atlantic Fund Services 2008 to 2019.
Peter Maletis (50)
Position held with the Company: President since
March 2019.
Principal occupations during past 5 years: Vice
President, Merk Investments since March 2019;
Research Analyst, Franklin Templeton Investments
2010 to 2019.
Jack Huntington (50)
Position held with the Company: Chief Compliance
Officer since September 2015.
Principal occupations during past 5 years: Fund Chief
Compliance Officer at Foreside Fund Officer Services,
LLC since 2015; Senior Vice President and Counsel at
Citi Fund Services 2008 to 2015.
Zachary Tackett (32)
Position held with the Company: Corporate Secretary
since November 2019.
Principal occupations during past 5 years: Senior
Counsel, Apex Fund Services since 2019; Counsel,
Atlantic Fund Services 2014 to 2019.

Other Information
Shareholder Services
ASA Gold and Precious Metals Limited
Three Canal Plaza, Suite 600
Portland, ME, U.S.A. 04101
(800) 432-3378
Registered Office
Canon’s Court
22 Victoria Street
Hamilton HM 12, Bermuda
Investment Adviser
Merk Investments LLC
San Francisco, CA, U.S.A.
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, Philadelphia, PA, U.S.A.
Counsel
Appleby, Hamilton, Bermuda
K&L Gates LLP, Washington, DC, U.S.A.
Custodian
JPMorgan Chase Bank, N.A.
New York, NY, U.S.A.
Fund Administrator
Apex Fund Services
Portland, ME, U.S.A.
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, KY, U.S.A. 40233-5000
(800) 317-4445
Website: www.asaltd.com
The Semi-annual and Annual Reports of the Company and the latest valuation of net assets per share may be viewed on the Company’s website or may be requested from the Executive Office (800-432-3378). Shareholders are reminded to notify Computershare of any change of address.

ITEM 2. CODE OF ETHICS.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.
(b)

Not applicable.
(c)

During the period covered by this report, there was no amendment to the code of ethics referred to in this paragraph (a) of this Item that apply to a covered person and relate to any element of such code set forth in paragraph (b) of this Item 2.
(d)

During the period covered by this report, there were no waivers to the provisions of the code of ethics referred to in paragraph (a) of this Item.
(e)

Not applicable.
(f)

A copy of the registrant’s code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors determined that Bruce Hansen, Chairman of the registrant’s Audit and Ethics Committee, is an “audit committee financial expert” as defined in the instructions to Item 3 of Form N-CSR. Mr. Hansen is “independent” as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for professional services rendered by the independent auditors for the audit of the registrant’s annual financial statements and review of the semi-annual financial statements and services rendered in connection with statutory or regulatory filings for 2020 and 2019 were $30,000 and $30,000, respectively.
(b)

Audit-Related Fees – There were no fees billed for assurance and related services rendered by the independent auditors that were reasonably related to the performance of the audit or review of the registrant’s financial statements for 2020 and 2019.
(c)

Tax Fees – The aggregate fees billed for professional services rendered by the independent auditors in connection with tax compliance, tax advice and tax planning for 2020 and 2019 were $5,000 and $5,000, respectively. The figures for 2020 and 2019 include fees billed for U.S. tax advisory services.
(d)

All Other Fees – There were no non-audit fees not disclosed above that were billed for products and services provided by the independent auditors for 2020 and 2019.
(e)(1)  The Audit and Ethics Committee (“Committee”) of the registrant has the sole authority to pre-approve all audit and non-audit services to be provided by the independent auditors, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934 (“Exchange Act”) which are approved by the Committee prior to the completion of the audit. Any individual project that does not exceed $25,000 may be pre-approved by the Chairman of the Committee. Any such pre-approval by the Chairman of the Committee must be presented to the full Committee at its next scheduled meeting. Any proposed services exceeding that cost level requires specific pre-approval by the Committee. Pre-approval of audit and non-audit services shall not be required if the engagement to render the services is entered into pursuant to pre-approved policies and procedures established by the Committee, provided the Committee is informed of each such service. The Committee has not established such policies and procedures.
(e)(2)  None of the services described in paragraphs (b) – (d) above were approved by the Audit and Ethics Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable.
(g)

The aggregate fees billed by the independent auditors for non-audit services rendered to the registrant for 2020 and 2019 were $5,000 and $5,000, respectively.
(h)

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)

The registrant has a standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are: Messrs. Bruce Hansen (Chair), Anthony Artabane, William Donovan and Ms. Mary Joan Hoene, which comprise the entire board of directors.
(b)

Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

ASA Gold and Precious Metals Limited
Proxy Voting Policies and Procedures

The following is a statement of the proxy voting policies and procedures of ASA Gold and Precious Metals Limited (“ASA”).

Proxy Administration

ASA’s portfolio is primarily comprised of holdings in precious metals companies, and thus proxy voting will be done on proposals made by these issuing companies (“portfolio company” or “portfolio companies”).

Authority and responsibility to vote proxies with respect to ASA’s portfolio securities has been delegated to Merk Investments LLC (the “Adviser”). In evaluating proxy proposals, the Adviser may consider information from various sources, including the Board of Directors (“Board”) of ASA presenting a proposal, as well as independent sources.  The ultimate decision rests with the Adviser, who is accountable to the Board.

The Adviser understands its proxy voting responsibilities and that proxy voting decisions may affect the long-term interests of ASA’s shareholders.   The Adviser attempts to process every proxy vote it receives on behalf of ASA.  However, voting proxies for shares of certain non-U.S. companies may involve significantly greater effort and cost than voting proxies for shares of U.S. companies.   There may be situations where the Adviser  may not or cannot vote a proxy.  For example, the Adviser may receive proxy material too late to act upon or the cost of voting may outweigh the benefit of voting.  In addition, the Adviser may not receive proxy materials when it holds depository receipts, (“ADRs”) as opposed to the underlying securities.  Certain issuers do not instruct the holding banks to solicit proxies from depository receipt holders.

General Principles

For the purposes of ASA, a “portfolio company” is defined as a company in which ASA holds securities or assets.

In voting proxies, the Adviser  will act solely in the best economic interests of ASA’s shareholders with the goal of maximizing the value of ASA’s portfolio.  These policies and procedures are designed to promote accountability of a portfolio company’s management and board to its shareholders and to align the interests of those portfolio companies and their management with those of shareholders.  These policies and procedures recognize that a portfolio company’s managers are entrusted with the day-to-day operations of the company, as well as longer-term strategic planning, subject to the oversight of that company’s board.

ASA believes that the quality and depth of a portfolio company’s management and its board is an important consideration in determining the desirability of an investment.  Accordingly, the recommendations of the portfolio company’s board on many issues are given substantial weight in determining how to vote a proxy.  However, each issue is considered on its own merits, and the position of the portfolio company’s board will not be supported whenever it is determined not to be in the best interests of ASA and its shareholders.

Specific Policies

A.

Routine Matters

1.

Election of Directors.  In general, the Adviser will vote in favor of the board’s director nominees if they are running unopposed.   ASA believes that the board is in the best position to evaluate the qualifications of its directors and the needs of a particular board.  Nevertheless, the Adviser will vote against, or withhold its vote for, any nominee whom the Adviser considers  is not qualified or appears to lacks sufficient independence.  When the board’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominee’s publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbent.

2.

Ratification of Selection of Auditors.  In general, the Adviser will rely on the judgment of the board in selecting the independent auditors.  Nevertheless, the Adviser will examine the recommendation of the board in appropriate cases (e.g., where there has been a change in auditors based upon a disagreement on accounting matters).

3.

Stock Option and Other Equity Based Compensation Plan Proposals.   The Adviser will generally approve the board’s recommendations with respect to the adoption or amendment of stock option plans and other equity based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

B.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Because voting on transactions such as acquisitions, mergers, reincorporations and reorganizations involve considerations unique to each transaction, ASA does not have a general policy in regard to voting on those transactions.   The Adviser will vote on a case-by-case basis on each transaction.

C.

Changes in Capital Structure

The Adviser evaluates proposed capital actions on a case-by-case basis and will generally defer to the business analysis of the portfolio company’s board in support of such actions.  In cases where proposed capital actions support proxy defenses or act to reduce or limit shareholder rights, particular consideration will be given to all the effects of the action, and the Adviser’s vote will be made in a manner consistent with the objective of maximizing long-term shareholder value for ASA.

D.

Anti-Takeover Proposals

In general, the Adviser will vote against any proposal which the Adviser believes would materially contribute to preventing a potential acquisition or takeover of the portfolio company, including proposals to:

•

Stagger the board;
•

Introduce cumulative voting;
•

Introduce unequal voting rights;
•

Create supermajority voting;
•

Establish preemptive rights.

In general, the Adviser will vote in favor of any proposals to reverse the above.

E.

Shareholder Proposals Involving Social, Moral or Ethical Matters

In general, the Adviser will vote in accordance with the recommendation of the portfolio company’s board on issues that primarily involve social, moral or ethical matters, although exceptions may be made in certain instances where the Adviser believes a proposal has substantial economic implications.

F.

Conflict of Interest

Any actual or potential conflicts of interest between the Adviser and the Company’s shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser’s application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the CCO that a conflict of interest cannot be resolved under the Adviser’s Proxy Voting Procedures, the CCO is responsible for notifying the Chair of the Board of the irreconcilable conflict of interest and assisting the Chair with any actions she or he determines are necessary.

A “conflict of interest” includes, for example, any circumstance when the Company, the Adviser or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and therefore, may appear to have a conflict of interest between its own interests and the interests of Company shareholders in how proxies of that issuer are voted. Situations where the issuer seeking the proxy vote is also a client of the Adviser are deemed to be potential conflicts of interest. Potential conflicts of interest may also arise in connection with consent solicitations relating to debt securities where the issuer of debt is also a client of the Adviser.

In cases of a conflict of interest, a record shall be maintained confirming that the Adviser’s vote was made solely in the interests of ASA and without regard to any other consideration.

G.      Recordkeeping

The Adviser uses ProxyEdge, a third party automated proxy voting service.  Where appropriate, rationales for “No” votes cast by the Adviser will be supported by footnoted documentation on ProxyEdge.  According to the Proxy Edge website, this service is a “suite of electronic voting services that help simplify the management of institutional proxies.  The system manages the process of meeting notifications, voting, tracking, mailing, reporting, record maintenance and even vote disclosure rules enacted by the SEC.”

Revised and Re-Approved December 12, 2019

Proxy Voting
The following is a statement of the proxy voting policies and procedures of registrant’s investment adviser, Merk Investments LLC (“Merk”).
Introduction
Merk exercises its voting authority with a goal of maintaining or enhancing shareholder value of the companies in which it has invested Advisory Client assets. Unless an Advisory Client specifically reserves the right, in writing, to vote its own proxies, Merk will vote proxies in accordance with its proxy voting policy.  Merk is
committed
to
minimizing
conflicts
of
interest
when
voting
proxies on
behalf
of
Advisory
Clients
and strives
to
ensure
that
proxies
are
voted
in
the
best
interests of Advisory Clients, including investors in the Private Funds. Merk has adopted
the
following:

•

For
routine
matters,
as
the
quality
and
depth
of
management
is
a
primary
factor considered
when
investing
in
an
issuer,
the
recommendation
of
the
issuer's
management on
any
issue
will
be
given
substantial
weight.
The
position
of
the
issuer's
management will
not
be
supported
in
any
situation
where
Merk
assesses
that
it
is
not
in
the
best interests
of
Clients and investors.
•

For
non-routine
matters,
such
proposals
should
be
examined
on
a
case-by-case
basis.
•

Merk
may
abstain
from
voting
a
proxy
if
such
vote
cannot
be cast
with
commercially
reasonable
efforts
or
if
Merk
deems
it
to
be
in the
best
interest
of
Advisory Clients and investors to
abstain
from
voting
a
proxy.
•

Merk may choose to abstain from voting for routine matters when it agrees with the recommendation of the issuer's management.
Responsibility
The CCO
has
the
responsibility
for
monitoring
compliance with
our proxy
voting
policy,
practices,
disclosures
and
record
keeping,
including
outlining
our
voting guidelines
in
our
procedures.
Procedure
As a general rule, conflicts of interest will be resolved by Merk voting in accordance with its proxy voting policy when: Merk manages the account of a corporation or a pension fund sponsored by a corporation in which Advisory Clients of Merk also own stock; a Supervised Person or a member of his/her immediate family is on the Board of Directors or a member of senior management of the company that is the issuer of securities held in an Advisory Client’s account; or Merk has a material relationship with a corporation whose securities are the subject of the proxy.

If Merk determines that it has a conflict of interest with respect to voting proxies on behalf of the Merk Mutual Funds, the CIO or CCO shall contact the Chairman of the Board of Registered Funds to seek their voting recommendation.  Merk shall vote the proposal according the determination of the Board and maintain records relating to this process.

Advisory Clients that wish to obtain information on how specific proxies were voted, or a copy of Merk’s   proxy voting policy, may contact the CCO.
Recordkeeping
Merk shall
retain
the
following
proxy
records
in
accordance
with
the
SEC’s five-year
retention
requirement:
•

These
policies
and
procedures
and
any
amendments;
•

Each
proxy
statement
that
the Firm
receives;
•

A
record
of
each
vote
that
the Firm
casts;
•

Any
documents
prepared
by
the
Firm
that
were
material
to
making
a
decision
how
to vote
proxies,
or
that
memorializes
the
basis
of
that
decision.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Unless otherwise indicated, the information set forth below is as of November 30, 2020.

(a)(1) As of the date of this filing, on form N-CSR, Peter J. Maletis, President of the registrant since March 2019, is responsible for the day-to-day management of the registrant’s portfolio (the “Portfolio Manager”). Mr. Maletis joined the Merk Investments as Vice President in March 2019. He served as Research Analyst at Franklin Templeton Investments from 2010 to 2019.

(a)(2) Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of November 30, 2020.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Peter J. Maletis	None	None	None

(a)(3) Compensation of the Portfolio Manager.  The compensation of the Portfolio Manager is comprised of a fixed annual salary and a variable compensation based on the assets of the Fund. The Portfolio Manager may be eligible to receive additional compensation based on certain factors, including but not limited to, the economic performance of the Adviser. Any amounts earned by the Portfolio Manager are payable by the Adviser and not by the Fund.

(a)(4) Beneficial Ownership by Portfolio Manager.  As of November 30, 2020, the dollar range of shares of the Registrant owned by the Portfolio manager was $10,001 - $50,000.

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under Securities Exchange Act of 1934 (the “Exchange Act”), of any common shares of the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant provided disclosure in response to Item 22(b)(15) of Schedule 14A in its proxy statement dated February 21, 2019.

ITEM 11. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer, in their capacities as principal executive officer and principal financial officer of the registrant, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Registrant did not participate in securities lending activities during the year ended November 30, 2020.

ITEM 13. EXHIBITS.

(a)(1)  The code of ethics that is the subject of disclosure under Item 2 above is attached hereto.

(a)(2)  The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      The certifications required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) under the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto. These certifications are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              ASA Gold and Precious Metals Limited

By          /s/ Axel Merk
               Axel Merk, Principal Executive Officer

Date       1/28/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By          /s/ Axel Merk
               Axel Merk, Principal Executive Officer

Date       1/28/21

By          /s/ Karen Shaw
               Karen Shaw, Principal Financial Officer

Date       1/28/21